Benefit Plans and Stock-Based Compensation - Additional Information (Detail)			9 Months Ended	12 Months Ended
	Apr. 01, 2018 $ / shares shares	Nov. 15, 2016 shares	Sep. 07, 2017 shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 25, 2017 USD ($) $ / shares shares	Mar. 26, 2016 USD ($) shares	Mar. 28, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				813,666	874,162	666,162	441,162
Options settled in cash				586
Options settled in cash per share | $ / shares				$ 0.73
Outstanding warrants				382,693
Weighted average exercise price | $ / shares				$ 3.42
Warrant expiry date				Aug. 20, 2022
Payment portion of LTCIP value at the end of first three year					0.33
Payment portion of LTCIP value thereafter					0.33
Share Based Compensation Payout Ratio Under Long Term Cash Incentive Plan					0.33
Percentage of amount payable at the end of three year					50.00%
Percentage Of Remaining Amount Payable One Year Thereafter					50.00%
Amounts earned under CEO long-term cash incentive Plan | $					$ 0
Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of outstanding options | $				$ 0
Unrecognized compensation, non-vested portion of stock option | $				8,000
Total compensation cost for recognized expenses | $				$ 39,000	$ 92,000	$ 109,000
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				1,796,088
Amended Birks Employee Stock Option Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares				$ 1.05
Options granted				5,666	6,162	6,162
Compensation expense | $				$ 0	$ 0	$ 0
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0
Stock Compensation Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description				Birks ESOP
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				193,000
Vesting period				3 years
Exercise price | $ / shares				$ 1.43
Expiration period				10 years
Weighted Average Grant Date Fair Value | $ / shares				$ 1.34
Dividend yield				0.00%
Expected volatility				114.63%
Risk free interest rate				2.20%
Weighted average expected term				10 years
Intrinsic value of outstanding options | $				$ 0
Unrecognized compensation, non-vested portion of stock option | $				74,000
Total compensation cost for recognized expenses | $				$ 139,000	65,000
Shares reserved for issuance				1,000,000
Omnibus LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Units granted		121,500
Number of shares outstanding				112,000
Expiration period following vesting date		1 year
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted		55,944	74,466
Omnibus LTIP [Member] | Restricted Stock Units And Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $				$ 63,000	34,000
Share based compensation recognized liability | $				$ 97,000	$ 34,000
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				41	627	627	926
Compensation expense | $				$ 0	$ 0	$ 0
Options outstanding, Weighted average remaining life (years)				4 years
Options settled in cash				586
Options settled in cash per share | $ / shares				$ 0.73
Mayors Stock Option Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options settled in cash	41
Options settled in cash per share | $ / shares	$ 0.73
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares to be issued under this plan				No additional shares will be issued under this plan.
Additional shares issued				0	0	0
Employee Stock Purchase Plans [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				100,000
Common stock purchase percent				85.00%
Outstanding shares				99,995
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price | $ / shares				$ 1.16
Options outstanding				615,000
Stock options issued				0	235,000
Vesting period					3 years
Exercise price | $ / shares					$ 0.78
Expiration period					10 years
Weighted Average Grant Date Fair Value | $ / shares					$ 0.69
Dividend yield				0.00%
Expected volatility					95.30%
Risk free interest rate					2.30%
Weighted average expected term					10 years
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable				118,000